BUTZEL LONG, a professional corporation
                               380 Madison Avenue,
                                   22nd Floor
                               New York, NY 10017

                               Tel: (212) 818-1110
                               FAX: (212) 818-0494
                           e-mail: dudleya@butzel.com




                                         August 19, 2008

BY EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:      Narragansett Insured Tax-Free Income Fund
              Registration Statement on Form N-14
             (Registration Statement No. 333-152299)
              Pre-Effective Amendment No. 2 on Form N-14/A

Dear Sirs:

     On behalf of Narragansett Insured Tax-Free Income Fund (the "Fund"), we are filing today with the Commission pursuant to Rule 472 under the Securities Act of 1933 and in response to comments received from the Commission by telephone on August 6, 2008, Pre-Effective Amendment No. 2 to Form N-14 Registration Statement on Form N-14/A of the Fund.

     On behalf of the Fund, we hereby request that the effective date of the Registration Statement be accelerated to 10:00 a.m. on August 20, 2008 or as soon thereafter as practicable.

     We inadvertently filed this Pre-Effective Amendment earlier today on Form N-14 instead of Form N-14/A. Please treat the earlier filing as withdrawn and review the current filing on Form N-14/A.

     Please contact me or my partner Robert Jones at the above telephone number, 212-818-1110, with any questions.


                              Very truly yours,


                              /s/ Arthur Dudley II
                              Arthur Dudley II